UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-4108

                        Oppenheimer High Income Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

         Date of reporting period: January 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Although the Fund benefited to a substantial degree from the high-yield bond market's ongoing rally in 2004, the Fund's return lagged that of its benchmark the Merrill Lynch High Yield Master Index, primarily because we began to adopt a more defensive investment posture as the bull market aged and yield differences between high-yield corporate bonds and comparable-maturity U.S. Treasury securities narrowed toward historical lows. The Fund's relatively conservative positioning during the fall prevented it from participating fully in the later stages of the bond market rally, which was led by lower-rated, more speculative credits.

      The Fund was positioned at the start of the reporting period to benefit from strength among lower-rated bonds, including those in the "triple-C" range where performance had been strongest. In the spring, however, we began to detect a shift in market sentiment toward corporate bonds with higher credit ratings, such as those rated "single B" and "double-B." Accordingly, we began to intensify the Fund's focus on relatively higher-rated credits. While this change benefited the Fund's results during periods of heightened volatility in the spring and summer, it hindered relative performance in the fall, when investors' focus shifted back to triple-C credits. In our view, because the yield differences between highly-rated and lower-rated bonds have become narrower than historical norms, the market's preference for lower-rated credits is likely to be temporary, and we generally have maintained the Fund's emphasis on somewhat better-quality high-yield securities. In addition, to guard against the potentially adverse effects of higher interest rates, since last spring we have tended to emphasize relatively short-term, high-coupon securities. Traditionally, securities with these characteristics have held more of their value during market declines. In hindsight, we may have adopted these strategies too early, because they prevented the Fund from participating more fully in the market rally through year-end.

      During the first half of the reporting period, the Fund received particularly positive contributions to performance from its investment in bonds issued by companies in the cable television and telecommunications services areas. Later, when commodity prices rose, the Fund enjoyed strong results from the energy and basic materials sectors, including chemical producers, steel makers and general manufacturers. The Fund also benefited throughout the year from its relatively light exposure to the poor-performing airline industry, which continued to be hurt by rising commodity prices.

      The Fund's holdings of bonds from electric utilities fared relatively poorly when mild weather reduced demand for air conditioning in the summer and heating in the late fall. Weather-related factors also undermined returns from a limited number of holdings in the amusement parks and garden-hose manufacturing industries.

      As of the end of the reporting period, we have maintained the Fund's relatively conservative positioning, with an emphasis on relatively higher-quality, higher-coupon, shorter-term securities. What's more, we currently believe that selectivity remains a key to successful investing in the high-yield bond market, and we continue to carefully consider the credit quality of existing and potential holdings.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2004. In the case of Non-Service shares, performance is measured over a ten-year period. In the case of Service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


            4 | OPPENHEIMER HIGH INCOME FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer High Income Fund/VA (Non-Service)
Merrill Lynch High Yield Master Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                           Oppenheimer High Income        Merrill Lynch High
                            Fund/VA (Non-Service)         Yield Master Index

12/31/1994                         10,000                        10,000
03/31/1995                         10,440                        10,603
06/30/1995                         11,110                        11,276
09/30/1995                         11,528                        11,605
12/31/1995                         12,037                        11,991
03/31/1996                         12,479                        12,166
06/30/1996                         12,795                        12,333
09/30/1996                         13,335                        12,814
12/31/1996                         13,873                        13,318
03/31/1997                         13,929                        13,457
06/30/1997                         14,529                        14,096
09/30/1997                         15,328                        14,648
12/31/1997                         15,568                        15,026
03/31/1998                         16,182                        15,445
06/30/1998                         16,309                        15,703
09/30/1998                         15,147                        15,142
12/31/1998                         15,615                        15,576
03/31/1999                         16,163                        15,745
06/30/1999                         16,209                        15,850
09/30/1999                         16,026                        15,652
12/31/1999                         16,285                        15,821
03/31/2000                         16,064                        15,536
06/30/2000                         16,183                        15,633
09/30/2000                         16,386                        15,845
12/31/2000                         15,675                        15,221
03/31/2001                         16,340                        16,167
06/30/2001                         15,984                        15,962
09/30/2001                         15,067                        15,317
12/31/2001                         15,984                        16,166
03/31/2002                         16,079                        16,482
06/30/2002                         15,414                        15,470
09/30/2002                         14,854                        14,982
12/31/2002                         15,601                        15,981
03/31/2003                         16,442                        17,084
06/30/2003                         17,902                        18,736
09/30/2003                         18,373                        19,210
12/31/2003                         19,339                        20,332
03/31/2004                         19,636                        20,786
06/30/2004                         19,660                        20,603
09/30/2004                         20,331                        21,559
12/31/2004                         21,073                        22,520

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/2004
1-YEAR 8.97%    5-YEAR 5.29%    10-YEAR 7.74%


SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer High Income Fund/VA (Service)
Merrill Lynch High Yield Master Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                          Oppenheimer High Income       Merrill Lynch High
                             Fund/VA (Service)          Yield Master Index

09/18/2001                         10,000                     10,000
09/30/2001                          9,583                     10,000
12/31/2001                         10,167                     10,554
03/31/2002                         10,225                     10,761
06/30/2002                          9,789                     10,100
09/30/2002                          9,432                      9,781
12/31/2002                          9,895                     10,433
03/31/2003                         10,436                     11,153
06/30/2003                         11,350                     12,232
09/30/2003                         11,649                     12,541
12/31/2003                         12,249                     13,274
03/31/2004                         12,437                     13,570
06/30/2004                         12,437                     13,451
09/30/2004                         12,862                     14,075
12/31/2004                         13,319                     14,703


AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/2004
1-YEAR 8.73%    5-Year N/A    Since Inception (9/18/01) 9.11%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.

            5 | OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (7/1/04)       (12/31/04)    DECEMBER 31, 2004
--------------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00     $ 1,071.90    $  3.91
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00       1,021.37       3.82
--------------------------------------------------------------------------------
Service shares Actual               1,000.00       1,070.90       5.27
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00       1,020.06       5.14

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2004 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares        0.75%
-------------------------------------
Service shares            1.01


            6 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates,
Series 2002-B, Cl. FX, 10.421%,
3/22/07 1                                          $     500,000   $     514,941
--------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds,
Series 1A, Cl. C2, 8/13/10 1                           1,500,000       1,470,000
                                                                   -------------
Total Asset-Backed Securities
(Cost $1,997,606)                                                      1,984,941

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D,
7.863%, 4/29/39 1,2                                      300,000         305,672
--------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities
VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1,
4.357%, 4/25/26 1,2                                       21,630          19,967
                                                                   -------------
Total Mortgage-Backed Obligations
(Cost $297,992)                                                          325,639

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--77.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.5%
ArvinMeritor, Inc., 8.75% Sr. Unsec
Unsub. Nts., 3/1/12                                    1,800,000       2,088,000
--------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10                   800,000         864,000
--------------------------------------------------------------------------------
Cooper Standard Automotive Group:
7% Sr. Nts., 12/15/12 3                                  180,000         183,600
8.375% Sr. Sub. Nts., 12/15/14 3                         710,000         711,775
--------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10 1                      500,000         566,790
--------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                     1,000,000       1,045,000
9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                 100,000         129,129
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                200,000         199,000
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13             1,200,000       1,206,000
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
7.857% Nts., 8/15/11                                   1,500,000       1,530,000
--------------------------------------------------------------------------------
Keystone Automotive Operations, Inc.,
9.75% Sr. Unsec. Sub. Nts., 11/1/13                      200,000         215,000
--------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                      1,300,000       1,475,767
--------------------------------------------------------------------------------
Metaldyne Corp.:
10% Sr. Nts., 11/1/13 3                                  500,000         477,500
11% Sr. Sub. Nts., 6/15/12                               750,000         626,250
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12              1,200,000       1,401,000


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Tenneco Automotive, Inc.:
8.625% Sr. Sub. Nts., 11/15/14 3                   $   1,100,000   $   1,149,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                  900,000       1,066,500
--------------------------------------------------------------------------------
United Components, Inc., 9.375%
Sr. Sub. Nts., 6/15/13                                   400,000         436,000
--------------------------------------------------------------------------------
Visteon Corp., 7% Sr. Unsec. Nts.,
3/10/14                                                  200,000         192,000
                                                                   -------------
                                                                      15,562,811

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.9%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08                                                  940,000         925,900
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
8/15/11                                                  450,000         498,375
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                                  800,000         894,000
--------------------------------------------------------------------------------
Capital Gaming International, Inc.,
11.50% Promissory Nts., 8/1/1995 1,4,5                     9,500              --
--------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3               270,000         280,800
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub.
Nts., 7/1/11                                             875,000         960,313
--------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts.,
11/15/13                                                 500,000         542,500
--------------------------------------------------------------------------------
Hilton Hotels Corp.:
7.625% Nts., 12/1/12                                     500,000         585,602
7.625% Nts., 5/15/08                                     400,000         443,340
--------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec.
Sub. Nts., Series B, 2/15/07                           1,000,000       1,022,500
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13                                                 917,000         980,044
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                          800,000         820,000
9% Sr. Sub. Nts., 3/15/12                                600,000         664,500
--------------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., 8.875%
Sr. Nts., Series B, 5/15/12                              900,000       1,021,500
--------------------------------------------------------------------------------
La Quinta Properties, Inc., 7%
Sr. Sec. Nts., 8/15/12                                   500,000         531,250
--------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr.
Unsec. Sub. Nts., Series B, 8/1/07                       800,000         908,000
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                 600,000         592,500
8.375% Sr. Unsec. Sub. Nts., 2/1/11                      900,000       1,019,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                       800,000         892,000
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.375% Sr. Sub. Nts., 7/15/09                            800,000         826,000
8% Sr. Sub. Nts., 4/1/12                                 700,000         763,000
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Nts., 7/15/14 3                   600,000         603,000
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                          1,500,000       1,696,875
9.375% Sr. Unsec. Sub. Nts., 2/15/07                   1,500,000       1,657,500


            7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Penn National Gaming, Inc., 8.875%
Sr. Sub. Nts., 3/15/10                             $     600,000   $     657,750
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%
Sr. Unsec. Sub. Nts., 3/15/12                          1,350,000       1,441,125
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75%
Sr. Unsub. Nts., 2/2/11                                  600,000         711,750
--------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                           800,000         814,000
9.625% Sr. Nts., 6/1/14                                   57,000          57,570
9.75% Sr. Nts., 4/15/13                                1,000,000       1,020,000
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide,
Inc., 7.875% Sr. Nts., 5/1/12                          1,500,000       1,721,250
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                     2,300,000       2,374,750
9.875% Sr. Unsec. Sub. Nts., 7/1/10                      600,000         634,500
--------------------------------------------------------------------------------
Sun International Hotels Ltd., 8.875%
Sr. Unsec. Sub. Nts., 8/15/11                          1,000,000       1,097,500
--------------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                          1,000,000       1,186,250
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                                  900,000         920,250
--------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas
Sands, Inc., 11% Sec. Nts., 6/15/10                      850,000         974,313
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14 3                  3,400,000       3,383,000
                                                                   -------------
                                                                      36,122,757

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc., 8.375%
Sr. Nts., 4/15/12                                        500,000         552,500
--------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts.,
8/1/12                                                   775,000         844,750
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub.
Nts., 9/15/10                                            300,000         364,500
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875%
Sr. Sub. Nts., 4/1/12                                    800,000         888,000
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                           150,000         170,250
9.50% Sr. Unsec. Sub. Nts., 2/15/11                      350,000         386,750
--------------------------------------------------------------------------------
Meritage Corp., 9.75% Sr. Unsec. Nts.,
6/1/11                                                 1,200,000       1,332,000
--------------------------------------------------------------------------------
Norcraft Cos. LP, 9% Sr. Sub. Nts.,
11/1/11 1                                                300,000         325,500
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts.,
6/15/14                                                1,400,000       1,491,000
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr.
Sub. Nts., 4/15/12                                       700,000         815,500
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                 500,000         555,000


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                       $     800,000   $     892,000
10.625% Sr. Unsec. Sub. Nts., 2/15/11                    600,000         669,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13                                         800,000         903,000
--------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%
Sr. Unsec. Nts., 6/1/07                                1,000,000       1,005,000
                                                                   -------------
                                                                      11,194,750

--------------------------------------------------------------------------------
MEDIA--10.6%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,5                       360,000         336,600
8.125% Sr. Nts., Series B, 7/15/03 4,5                 1,000,000         945,000
8.375% Sr. Nts., Series B, 2/1/08 4,5                  1,000,000         947,500
10.875% Sr. Unsec. Nts., 10/1/10 4,5                   1,000,000         995,000
--------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/12                           700,000         728,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                        1,050,000       1,050,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                     1,192,000       1,238,190
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                     900,000         961,875
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                                   600,000         635,250
--------------------------------------------------------------------------------
Block Communications, Inc., 9.25%
Sr. Sub. Nts., 4/15/09                                   600,000         657,000
--------------------------------------------------------------------------------
Cablevision Systems New York Group,
8% Sr. Nts., 4/15/12 3                                   500,000         536,250
--------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub.
Nts., 2/15/14                                            850,000         874,438
--------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc.,
8.625% Sr. Sub. Nts., 6/1/11                             200,000         212,500
--------------------------------------------------------------------------------
Charter Communications Holdings II
LLC, 10.25% Sr. Unsec. Nts., 9/15/10                     700,000         745,500
--------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp.:
0%/11.75% Sr. Unsec.
Sub. Disc. Nts., 5/15/11 6                               475,000         351,500
8.375% Sr. Nts., Second Lien, 4/30/14 3                6,400,000       6,784,000
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub.
Nts., 2/1/13                                             400,000         458,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec.
Disc. Nts., 3/15/14 6                                  1,800,000       1,368,000
--------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr.
Sub. Nts., 3/1/12                                        800,000         882,000
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec.
Unsub. Nts., Series B, 4/1/11                          1,900,000       2,056,750
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                 800,000         915,000


            8 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Dex Media West LLC, 5.875% Sr. Nts.,
11/15/11 3                                         $   1,800,000   $   1,800,000
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West
Finance Co.:
8.50% Sr. Nts., 8/15/10                                  700,000         782,250
9.875% Sr. Sub. Nts., 8/15/13                          1,172,000       1,356,590
--------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts.,
11/15/13                                               3,550,000       3,860,625
--------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV
Financing Co., Inc., 8.375% Sr. Unsec.
Nts., 3/15/13                                          3,400,000       3,829,250
--------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Nts., 10/1/14 3                             2,350,000       2,391,125
9.125% Sr. Nts., 1/15/09                               1,895,000       2,093,975
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec.
Sub. Nts., 5/15/12                                     1,200,000       1,261,500
--------------------------------------------------------------------------------
Entravision Communications Corp.,
8.125% Sr. Sub. Nts., 3/15/09                            600,000         643,500
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                                 1,257,000       1,206,720
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts.,
12/15/11                                                 500,000         562,500
--------------------------------------------------------------------------------
Lamar Media Corp., 7.25% Sr. Unsec.
Sub. Nts., 1/1/13                                        200,000         217,000
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts.,
5/15/13                                                  500,000         516,875
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                            400,000         444,000
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts., 1/15/13                  1,257,000       1,267,999
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                           1,400,000       1,393,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                     500,000         515,000
--------------------------------------------------------------------------------
News America Holdings, Inc., 8.875%
Sr. Debs., 4/26/23                                       625,000         814,644
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Nts., 8/15/14 3                 2,000,000       2,242,500
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                   1,700,000       1,757,375
8.875% Sr. Unsec. Nts., 5/15/11                           57,000          60,563
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                              700,000         784,000
10.875% Sr. Sub. Nts., 12/15/12 3                      1,000,000       1,192,500
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                                   800,000         875,000
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75%
Sr. Nts., 9/1/12 3                                     1,800,000       1,984,500
--------------------------------------------------------------------------------
Rogers Cable, Inc., 6.75% Sr. Sec. Second
Priority Nts., 3/15/15 3                                 500,000         513,750
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8%
Sr. Unsec. Sub. Nts., 3/15/12                          1,600,000       1,708,000


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Spanish Broadcasting System, Inc.,
9.625% Sr. Unsec. Sub. Nts., 11/1/09               $     600,000   $     631,500
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                              500,000         545,000
10.875% Sr. Unsec. Nts., Series B,
6/15/09                                                  650,000         708,500
--------------------------------------------------------------------------------
WMG Holdings Corp.:
0%/9.50% Sr. Disc. Nts., 12/15/14 3,6                  2,000,000       1,287,500
6.905% Sr. Nts., 12/15/11 2,3                            900,000         911,250
--------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./
CompassLearning, Inc., 12.75%
Sr. Sub. Nts., 11/15/09                                1,100,000       1,051,875
                                                                   -------------
                                                                      64,889,219

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Saks, Inc.:
8.25% Sr. Unsec. Nts., 11/15/08                          250,000         275,000
9.875% Nts., 10/1/11                                     300,000         357,000
                                                                   -------------
                                                                         632,000

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Asbury Automotive Group, Inc., 9%
Sr. Sub. Nts., 6/15/12                                   600,000         633,000
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375%
Sr. Sub. Nts., 1/15/14 3                                 500,000         486,250
--------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts.,
8/1/08                                                 1,200,000       1,377,000
--------------------------------------------------------------------------------
Boise Cascade LLC/Boise Cascade
Finance Corp., 7.125% Sr. Sub. Nts.,
10/15/14 3                                               950,000       1,009,375
--------------------------------------------------------------------------------
Building Materials Corp. of America,
8% Sr. Nts, 12/1/08                                      300,000         310,500
--------------------------------------------------------------------------------
Eye Care Centers of America, Inc.,
9.125% Sr. Unsec. Sub. Nts., 5/1/08                      400,000         402,000
--------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%
Sr. Unsec. Nts., 6/1/12                                  600,000         651,000
--------------------------------------------------------------------------------
Hollywood Entertainment Corp.,
9.625% Sr. Sub. Nts., 3/15/11                            300,000         319,500
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75%
Sr. Sub. Nts., 11/1/11                                   750,000         881,250
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec.
Sub. Nts., Series B, 5/1/10                              350,000         364,438
                                                                   -------------
                                                                       6,434,313

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                2,500,000       2,800,000
--------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                  800,000         844,000
9.75% Sr. Nts., 1/15/15 3                              1,100,000       1,094,500
11.625% Sr. Unsec. Nts., 1/15/08                         100,000         105,500


            9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11                            $     500,000   $     539,375
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                    600,000         646,500
                                                                   -------------
                                                                       6,029,875

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                   500,000         545,625
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Great Atlantic & Pacific Tea Co., Inc.
(The), 9.125% Sr. Nts., 12/15/11                         457,000         430,723
--------------------------------------------------------------------------------
Ingles Markets, Inc., 8.875% Sr. Unsec.
Sub. Nts., 12/1/11                                        57,000          61,275
--------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Nts., 8/1/12 3                                650,000         690,625
8.50% Sr. Sub. Nts., 8/1/14 3                          1,100,000       1,133,000
--------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts.,
5/31/09 1,4,5,7                                          476,601              --
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                             900,000         956,250
9.50% Sr. Sec. Nts., 2/15/11                             450,000         496,125
                                                                   -------------
                                                                       3,767,998

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                           500,000         537,500
--------------------------------------------------------------------------------
Burns Philp Capital Property Ltd.,
9.75% Sr. Unsec. Sub. Nts., 7/15/12                      400,000         442,000
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.,
7.50% Sr. Nts., 11/1/14 1                                300,000         305,250
--------------------------------------------------------------------------------
Del Monte Corp.:
8.625% Sr. Sub. Nts., 12/15/12                         1,000,000       1,125,000
9.25% Sr. Unsec. Sub. Nts., 5/15/11                      100,000         110,000
--------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                      400,000         396,000
10.75% Sr. Nts., 3/1/10                                1,500,000       1,612,500
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                  900,000         983,250
8.875% Sr. Unsec. Nts., 3/15/11                          400,000         437,000
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11                                       600,000         658,500
--------------------------------------------------------------------------------
Pinnacle Foods Holding Corp.:
8.25% Sr. Sub. Nts., 12/1/13 3                           500,000         478,750
8.25% Sr. Sub. Nts., 12/1/13 3                           600,000         574,500
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                     925,000         994,375
8% Sr. Nts., Series B, 10/15/09                          900,000       1,001,250


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Swift & Co., 10.125% Sr. Nts., 10/1/09             $   1,000,000   $   1,120,000
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625%
Sr. Sub. Nts., 4/15/11 [EUR]                           1,000,000       1,440,805
                                                                   -------------
                                                                      12,216,680

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Church & Dwight Co., Inc., 6%
Sr. Sub. Nts., 12/15/12 3                                500,000         511,250
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                               1,000,000       1,097,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                      700,000         750,750
                                                                   -------------
                                                                       2,359,500

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc., 7.75% Sr. Unsec.
Sub. Nts., 1/15/14                                       300,000         319,500

--------------------------------------------------------------------------------
ENERGY--7.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
BRL Universal Equipment Corp., 8.875%
Sr. Sec. Nts., 2/15/08                                   750,000         792,188
--------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts.,
4/15/11                                                  400,000         440,000
--------------------------------------------------------------------------------
Grant Prideco, Inc., 9% Sr. Unsec. Nts.,
12/15/09                                                 300,000         333,750
--------------------------------------------------------------------------------
Hanover Compress Co., 8.625% Sr. Nts.,
12/15/10                                                 700,000         768,250
--------------------------------------------------------------------------------
Hanover Equipment Trust 2001A,
8.50% Sr. Sec. Nts., Series A, 9/1/08                    500,000         540,000
--------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc.,
6.125% Sr. Nts., 12/1/14 3                               750,000         757,500
--------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec.
Nts., 6/1/08                                           1,350,000       1,397,250
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr.
Nts., 5/1/09                                             600,000         660,000
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr.
Unsec. Sub. Nts., 5/15/10 1                              800,000         858,000
                                                                   -------------
                                                                       6,546,938

--------------------------------------------------------------------------------
OIL & GAS--5.9%
ANR Pipeline Co., 8.875% Sr. Nts.,
3/15/10                                                  400,000         450,000
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Nts., 6/15/15 3                               550,000         567,875
6.875% Sr. Unsec. Nts., 1/15/16                        1,120,000       1,178,800
9% Sr. Nts., 8/15/12                                     300,000         344,250
--------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts.,
6/15/12                                                3,057,000       3,213,671
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts.,
7/15/11                                                  350,000         364,000


            10 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                      $   3,000,000   $   3,157,500
--------------------------------------------------------------------------------
EXCO Resources, Inc., 7.25% Sr. Nts.,
1/15/11                                                  800,000         860,000
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14               1,000,000       1,092,500
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Nts.,
10/1/11 3                                                450,000         461,250
--------------------------------------------------------------------------------
MarkWest Energy Partners
LP/MarkWest Energy Finance Corp.,
6.875% Sr. Nts., 11/1/14 3                               250,000         255,000
--------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14 3                  1,300,000       1,381,250
8.375% Sr. Sub. Nts., 8/15/12                            600,000         675,000
--------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                                 600,000         657,000
--------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                   700,000         747,250
9.50% Sr. Nts., 2/1/13                                 1,000,000       1,165,000
--------------------------------------------------------------------------------
Range Resources Corp., 7.375%
Sr. Sub. Nts., 7/15/13                                   400,000         431,000
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                      600,000         625,500
8% Sr. Unsub. Nts., 3/1/32 1                             900,000         986,625
8.875% Sr. Nts., 3/15/10                                 700,000         787,500
--------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Sub. Nts., 12/15/14 3                          360,000         360,900
8.25% Sr. Unsec. Sub. Nts., 12/15/11                   1,600,000       1,736,000
--------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                                  575,000         669,875
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50%
Bonds, 4/1/17                                          2,915,000       3,228,363
--------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                              1,000,000       1,092,500
9.625% Sr. Sub. Nts., 4/1/12                             557,000         643,335
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.:
6.125% Nts., 1/15/05                                     200,000         200,000
8.875% Sr. Unsub. Nts., Series B, 7/15/12                200,000         244,250
--------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub.
Nts., 5/1/12                                             800,000         840,000
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                    2,550,000       2,798,625
7.625% Nts., 7/15/19                                   1,400,000       1,547,000
8.75% Unsec. Nts., 3/15/32                             1,900,000       2,192,125
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08                                      300,000         315,000
--------------------------------------------------------------------------------
XTO Energy, Inc., 7.50% Sr. Nts.,
4/15/12                                                1,000,000       1,171,886
                                                                   -------------
                                                                      36,440,830


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--1.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
American Color Graphics, Inc., 10%
Sr. Sec. Nts., 6/15/10                             $     400,000   $     339,500
--------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg
SCA, 9.625% Sr. Sub. Nts., 6/15/14 3                   2,400,000       2,718,000
--------------------------------------------------------------------------------
Berry Plastics Corp., 10.75% Sr. Sub.
Nts., 7/15/12                                          1,600,000       1,840,000
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12%
Sr. Unsec. Sub. Nts., Series B, 9/30/08                1,550,000       1,046,250
                                                                   -------------
                                                                       5,943,750

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Bank Plus Corp., 12% Sr. Nts., 7/18/07                   517,000         555,775
--------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec.
Sub. Debs., 5/15/12                                      400,000         458,000
                                                                   -------------
                                                                       1,013,775

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.3%
Affinia Group, Inc., 9% Sr. Sub. Nts.,
11/30/14 3                                               450,000         471,375
--------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash
Finance Corp., 8.75% Sr. Sub. Nts.,
3/15/12 1                                                575,000         622,438
--------------------------------------------------------------------------------
Universal City Florida:
7.20% Sr. Nts., 5/1/10 1,2                               270,000         282,150
8.375% Sr. Nts., 5/1/10 1                                270,000         281,475
                                                                   -------------
                                                                       1,657,438

--------------------------------------------------------------------------------
REAL ESTATE--0.5%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                   800,000         854,000
--------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                   837,000         952,088
--------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts.,
Series B, 8/1/08                                         441,000         455,333
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                          457,000         495,845
10.50% Sr. Unsec. Nts., 6/15/09                          350,000         383,250
                                                                   -------------
                                                                       3,140,516

--------------------------------------------------------------------------------
HEALTH CARE--5.7%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Dade Behring Holdings, Inc., 11.91% Sr.
Unsec. Sub. Nts., 10/3/10                                177,358         198,198
--------------------------------------------------------------------------------
Fisher Scientific International, Inc.,
8.125% Sr. Sub. Nts., 5/1/12                             782,000         871,930
--------------------------------------------------------------------------------
HMP Equity Holdings Corp., 17.95%
Sr. Disc. Nts., 5/15/08 8                              2,000,000       1,332,500


            11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12 1                     $     600,000   $     630,000
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12                            700,000         766,500
--------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                         800,000         836,000
                                                                   -------------
                                                                       4,635,128

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.8%
Alderwoods Group, Inc., 7.75% Sr. Nts.,
9/15/12 3                                                950,000       1,030,750
--------------------------------------------------------------------------------
AmeriPath, Inc., 10.50% Sr. Unsec. Sub.
Nts., 4/1/13                                             700,000         747,250
--------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub.
Nts., 6/15/14 1                                          600,000         646,500
--------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts., 12/15/12 3                          900,000         911,250
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                             600,000         615,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                       500,000         562,500
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                    1,600,000       1,740,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub.
Nts., 10/15/13                                           400,000         436,000
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                         3,200,000       3,250,387
6.375% Nts., 1/15/15                                   1,100,000       1,106,481
7.50% Bonds, 11/6/33                                     600,000         613,903
7.875% Sr. Nts., 2/1/11                                  305,000         336,366
8.75% Sr. Nts., 9/1/10                                   400,000         457,752
--------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                    1,000,000       1,010,000
10.75% Sr. Unsec. Sub. Nts., 10/1/08                     357,000         378,420
--------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375%
Sr. Unsec. Nts., Series A, 11/15/08                    1,867,643       2,042,735
--------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub.
Nts., Series B, 8/15/12 1                                700,000         826,000
--------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub.
Nts., 11/1/11 3                                          200,000         232,500
--------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec.
Sub. Nts., 12/1/12                                       600,000         648,000
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09                    714,000         828,240
--------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13 1                             600,000         675,000
--------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50%
Sr. Unsec. Sub. Nts., 4/1/12 1                           600,000         663,000
--------------------------------------------------------------------------------
Stewart Enterprises, Inc., 10.75%
Sr. Unsec. Sub. Nts., 7/1/08                           1,800,000       1,957,500


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                           $   1,660,000   $   1,547,950
7.375% Nts., 2/1/13                                       57,000          55,575
9.875% Sr. Nts., 7/1/14 3                              1,500,000       1,642,500
--------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                     900,000         951,750
7% Sr. Sub. Nts., 11/15/13                             1,120,000       1,150,800
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Nts., 8/15/12 3                                   650,000         729,625
10.75% Sr. Sub. Nts., 8/15/14 3                          650,000         755,625
--------------------------------------------------------------------------------
Vicar Operating, Inc., 9.875%
Sr. Sub. Nts., 12/1/09                                 1,000,000       1,100,000
                                                                   -------------
                                                                      29,649,359

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11                              800,000         836,000

--------------------------------------------------------------------------------
INDUSTRIALS--7.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.1%
Alliant Techsystems, Inc., 8.50%
Sr. Unsec. Sub. Nts., 5/15/11                            900,000         990,000
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                300,000         301,875
8.875% Sr. Unsec. Sub. Nts., 5/1/11                       57,000          59,850
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15 3                        1,000,000       1,002,500
7.625% Sr. Sub. Nts., 6/15/12                            800,000         882,000
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub.
Nts., 12/15/12                                           700,000         794,500
--------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts.,
7/15/11                                                  800,000         862,000
--------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                 580,000         675,700
11% Sr. Sub. Nts., 2/15/13                               454,000         549,340
--------------------------------------------------------------------------------
Vought Aircraft Industries, Inc., 8%
Sr. Nts., 7/15/11                                        300,000         293,250
                                                                   -------------
                                                                       6,411,015

--------------------------------------------------------------------------------
AIRLINES--0.3%
America West Airlines, Inc., 10.75%
Sr. Nts., 9/1/05                                       1,000,000       1,002,500
--------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec.
Nts., 2/1/09 4,5                                       1,575,000         905,625
                                                                   -------------
                                                                       1,908,125

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75%
Sr. Sub. Nts., 4/15/12                                   700,000         785,750


            12 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
BUILDING PRODUCTS Continued
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 3                   $     360,000   $     358,200
--------------------------------------------------------------------------------
Green Star Products, Inc., 10.15%
Bonds, 6/24/10 3                                         284,439         289,771
--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%
Sr. Sec. Nts., 7/1/10                                    544,000         606,560
--------------------------------------------------------------------------------
North America Energy Partners, Inc.,
8.75% Sr. Unsec. Nts., 12/1/11                           300,000         307,500
                                                                   -------------
                                                                       2,347,781

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14                  300,000         288,750
7.875% Sr. Nts., 4/15/13                                 800,000         824,000
8.50% Sr. Sub. Nts., 12/1/08                           1,000,000       1,065,000
8.875% Sr. Nts., Series B, 4/1/08                      1,500,000       1,612,500
9.25% Sr. Sec. Debs., Series B, 9/1/12                 1,700,000       1,848,750
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub.
Nts., Series B, 11/15/05 1,4,5                           200,000              --
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts.,
12/1/13                                                1,600,000       1,496,000
--------------------------------------------------------------------------------
Comforce Operating, Inc., 12%
Sr. Nts., Series B, 12/1/07                              350,000         345,625
--------------------------------------------------------------------------------
Corrections Corp. of America:
7.50% Sr. Nts., 5/1/11                                   500,000         536,875
9.875% Sr. Nts., 5/1/09                                  500,000         557,500
--------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc.,
10.375% Sr. Sub. Nts., 8/1/07 1                          250,000         253,125
--------------------------------------------------------------------------------
Kindercare Learning Centers, Inc.,
9.50% Sr. Sub. Nts., 2/15/09                             576,000         581,040
--------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts.,
3/15/12 1                                                700,000         771,750
--------------------------------------------------------------------------------
Protection One, Inc./Protection One
Alarm Monitoring, Inc., 7.375%
Sr. Unsec. Nts., 8/15/05                                 900,000         913,500
--------------------------------------------------------------------------------
Synagro Technologies, Inc., 9.50%
Sr. Sub. Nts., 4/1/09                                    700,000         766,500
                                                                   -------------
                                                                      11,860,915

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Integrated Electrical Services, Inc.,
9.375% Sr. Sub. Nts., Series C, 2/1/09                    58,000          54,810
--------------------------------------------------------------------------------
URS Corp., 11.50% Sr. Unsec. Nts.,
9/15/09                                                  455,000         525,525
                                                                   -------------
                                                                         580,335

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75%
Sr. Sec. Nts., 7/15/12 1                                 650,000         663,000


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Dayton Superior Corp., 13%
Sr. Unsec. Sub. Nts., 6/15/09                      $     100,000   $     104,500
--------------------------------------------------------------------------------
General Cable Corp., 9.50%
Sr. Nts., 11/15/10                                       500,000         567,500
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7%
Sr. Unsec. Debs., 10/15/28                             1,500,000       1,511,250
                                                                   -------------
                                                                       2,846,250

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co., 7.75%
Sr. Unsec. Sub. Nts., 12/15/13                           250,000         228,750
--------------------------------------------------------------------------------
MACHINERY--1.6%
AGCO Corp., 9.50% Sr. Unsec. Nts.,
5/1/08                                                 1,000,000       1,070,000
--------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 3                                                600,000         611,250
--------------------------------------------------------------------------------
Dresser-Rand Group, Inc., 7.375%
Sr. Sub. Nts., 11/1/14 3                                 300,000         307,500
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                 150,000         163,125
10.50% Sr. Sub. Nts., 8/1/12                             800,000         924,000
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50%
Sr. Sec. Nts., 5/15/11 1                               1,200,000       1,278,000
--------------------------------------------------------------------------------
Navistar International Corp., 7.50%
Sr. Nts., 6/15/11                                        800,000         862,000
--------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts.,
5/15/09                                                  600,000         666,000
--------------------------------------------------------------------------------
SPX Corp., 7.50% Sr. Nts., 1/1/13                        900,000         981,000
--------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                     500,000         538,750
9.25% Sr. Unsec. Sub. Nts., 7/15/11                      800,000         902,000
10.375% Sr. Unsec. Sub. Nts., Series B,
4/1/11                                                   500,000         562,500
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                                1,000,000       1,005,000
                                                                   -------------
                                                                       9,871,125

--------------------------------------------------------------------------------
MARINE--0.4%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12               1,000,000       1,158,750
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc., 12%
Sr. Sec. Nts., 7/15/05 1,4,5                             700,000          16,870
--------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 1,4,5           1,000,000         756,250
--------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 3.75%
Sec. Nts., 12/31/07 3,7                                  429,249         198,571
                                                                   -------------
                                                                       2,130,441


            13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Kansas City Southern Railway Co.
(The), 7.50% Sr. Nts., 6/15/09                     $     500,000   $     527,500
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Nts., 12/1/16 3                                 1,700,000       1,691,500
7.50% Sr. Unsec. Nts., 11/1/13                           928,000         976,720
9.625% Sr. Nts., 12/1/12                                 600,000         681,000
                                                                   -------------
                                                                       3,876,720

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                                1,500,000       1,410,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12 3                    600,000         648,000
--------------------------------------------------------------------------------
Worldspan LP/Worldspan Financial
Corp., 9.625% Sr. Nts., 6/15/11                          550,000         550,000
                                                                   -------------
                                                                       1,198,000

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--2.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Lucent Technologies, Inc., 6.45%
Unsec. Debs., 3/15/29                                  1,700,000       1,547,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50%
Sr. Unsub. Disc. Nts., 1/15/07 1,4,5                   1,150,000         603,750
                                                                   -------------
                                                                       2,150,750

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8%
Sr. Nts., 5/15/09                                        700,000         759,500
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Flextronics International Ltd., 6.25%
Sr. Sub. Nts., 11/15/14 3                              2,300,000       2,288,500
--------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec.
Sub. Nts., 8/15/08                                     1,200,000       1,311,000
--------------------------------------------------------------------------------
LCE Acquisition Corp., 9% Sr. Sub. Nts.,
8/1/14 3                                                 875,000         951,563
--------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625%
Sr. Unsec. Sub. Nts., 12/15/13                         1,000,000       1,030,000
                                                                   -------------
                                                                       5,581,063

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75%
Sr. Nts., 12/15/09 1,4,5 [EUR]                           846,550          11,507
--------------------------------------------------------------------------------
Globix Corp., 11% Sr. Nts., 5/1/08 7                      71,480          66,119
--------------------------------------------------------------------------------
NorthPoint Communications Group,
Inc., 12.875% Nts., 2/15/10 1,4,5                        240,208              --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 1,4,5 [EUR]                                    1,000,000          54,370
                                                                   -------------
                                                                         131,996


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--0.3%
Iron Mountain, Inc.:
7.75% Sr. Sub. Nts., 1/15/15                       $     400,000   $     408,000
8.625% Sr. Unsec. Sub. Nts., 4/1/13                    1,000,000       1,067,500
--------------------------------------------------------------------------------
Titan Corp. (The), 8% Sr. Sub. Nts.,
5/15/11                                                  400,000         428,000
                                                                   -------------
                                                                       1,903,500

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
AMI Semiconductor, Inc., 10.75%
Sr. Unsec. Sub. Nts., 2/1/13                             682,000         804,760
--------------------------------------------------------------------------------
Amkor Technology, Inc.:
7.75% Sr. Nts., 5/15/13                                  120,000         113,400
9.25% Sr. Unsec. Sub. Nts., 2/15/08                    1,000,000       1,027,500
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125%
Sr. Unsec. Nts., 7/15/14                               1,300,000       1,417,000
--------------------------------------------------------------------------------
Huntsman International LLC, 7.375%
Sr. Sub. Nts., 1/1/15 3                                1,550,000       1,561,625
--------------------------------------------------------------------------------
MagnaChip Semiconductor Ltd., 8%
Sr. Sub. Nts., 12/15/14 3                                181,000         189,598
                                                                   -------------
                                                                       5,113,883

--------------------------------------------------------------------------------
MATERIALS--11.5%
--------------------------------------------------------------------------------
CHEMICALS--3.8%
Avecia Group plc, 11% Sr. Unsec. Nts.,
7/1/09                                                   117,000         121,095
--------------------------------------------------------------------------------
ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
Series B, 12/1/07                                        250,000         167,500
--------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10%
Sr. Sub. Nts., 8/15/11                                 1,200,000       1,356,000
--------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts.,
8/1/12 3                                                 800,000         920,000
--------------------------------------------------------------------------------
Equistar Chemicals LP/
Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                           400,000         450,000
10.125% Sr. Unsec. Nts., 9/1/08                           57,000          65,978
10.625% Sr. Unsec. Nts., 5/1/11                        1,800,000       2,097,000
--------------------------------------------------------------------------------
Huntsman Co. LLC:
11.625% Sr. Unsec. Nts., 10/15/10                         57,000          67,688
11.75% Sr. Nts., 7/15/12 3                             1,300,000       1,543,750
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                              60,838          88,698
10.125% Sr. Unsec. Sub. Nts., 7/1/09 9                 1,645,000       1,739,588
13.09% Sr. Unsec. Disc. Nts., 12/31/09 8                 400,000         226,000
--------------------------------------------------------------------------------
Huntsman International LLC, 9.875%
Sr. Nts., 3/1/09                                       2,000,000       2,205,000
--------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                    3,000           3,075
10.875% Sr. Unsec. Nts., 8/1/13 1                         57,000          71,535
10.875% Sr. Unsec. Nts., Series B, 6/1/08                 11,627          14,011


            14 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Innophos, Inc., 8.875% Sr. Sub. Nts.,
8/15/14 1                                          $     800,000   $     868,000
--------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub.
Nts., 7/1/11                                             500,000         567,500
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
12/15/09                                                 300,000         333,750
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Disc. Nts., 11/15/14 3,6                             750,000         483,750
--------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                 57,000          62,130
9.50% Sr. Sec. Nts., 12/15//08                           100,000         109,000
9.625% Sr. Sec. Nts., Series A, 5/1/07                 1,300,000       1,436,500
9.80% Debs., 2/1/20                                      900,000       1,030,500
9.875% Sec. Nts., Series B, 5/1/07                       420,000         442,050
10.50% Sr. Sec. Nts., 6/1/13                             300,000         358,500
11.125% Sr. Sec. Nts., 7/15/12                           300,000         357,750
--------------------------------------------------------------------------------
Millennium America, Inc., 9.25%
Sr. Unsec. Sub. Nts., 6/15/08                            711,627         813,034
--------------------------------------------------------------------------------
PCI Chemicals Canada, 10%
Sr. Sec. Nts., 12/31/08                                  319,909         340,703
--------------------------------------------------------------------------------
Pioneer Cos., Inc., 6.05%
Sr. Sec. Nts., 12/31/06 2                                101,304         106,876
--------------------------------------------------------------------------------
PolyOne Corp.:
8.875% Sr. Unsec. Nts., 5/1/12                         1,550,000       1,693,375
10.625% Sr. Unsec. Nts., 5/15/10                         357,000         403,410
--------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                               450,000         486,000
13.50% Sr. Unsec. Sub. Nts., 11/15/10                    300,000         327,750
--------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec.
Nts., 6/1/10                                             500,000         565,000
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                          400,000         417,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                    400,000         462,000
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10%
Sr. Sec. Nts., 12/19/07 7                                409,135         411,181
--------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75%
Sr. Nts., 7/15/11                                        260,000         295,100
                                                                   -------------
                                                                      23,562,140

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Texas Industries, Inc., 10.25%
Sr. Unsec. Nts., 6/15/11                                 800,000         940,000
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.9%
Crown Euro Holdings SA, 9.50%
Sr. Sec. Nts., 3/1/11                                    900,000       1,030,500
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Nts., 10/15/12 3                               350,000         369,250
9.875% Sub. Nts., 10/15/14 3                             600,000         643,500


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                            $   1,000,000   $   1,097,500
9.50% Sr. Sub. Nts., 8/15/13                             700,000         799,750
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                     350,000         375,375
8.25% Sr. Unsec. Nts., 10/1/12                           900,000         985,500
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625%
Sr. Nts., 10/1/12                                        800,000         896,000
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                           1,000,000       1,087,500
8.25% Sr. Unsec. Nts., 5/15/13                           557,000         615,485
8.75% Sr. Sec. Nts., 11/15/12                          1,350,000       1,528,875
8.875% Sr. Sec. Nts., 2/15/09                          1,300,000       1,418,625
--------------------------------------------------------------------------------
Pliant Corp., 0%/11.125% Sr. Sec.
Disc. Nts., 6/15/09 6                                    600,000         557,250
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts.,
2/15/14                                                1,500,000       1,567,500
--------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                  750,000         821,250
9.25% Sr. Unsec. Nts., 2/1/08                          1,000,000       1,110,000
9.75% Sr. Unsec. Nts., 2/1/11                          1,000,000       1,100,000
--------------------------------------------------------------------------------
Stone Container Finance Co. of Canada
II, 7.375% Sr. Unsec. Nts., 7/15/14                      600,000         642,000
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12 1                                              1,000,000       1,065,000
                                                                   -------------
                                                                      17,710,860

--------------------------------------------------------------------------------
METALS & MINING--2.7%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                           557,000         576,495
7.875% Sr. Unsec. Nts., 2/15/09                          300,000         307,125
--------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%
Sr. Nts., 7/1/13                                         800,000         830,000
--------------------------------------------------------------------------------
California Steel Industries, Inc., 6.125%
Sr. Nts., 3/15/14                                        800,000         798,000
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Nts.,
8/15/14 3                                              1,300,000       1,391,000
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Nts.,
8/1/14 3                                                 650,000         695,500
--------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375%
Sr. Sec. Nts., 10/15/10                                  700,000         798,000
--------------------------------------------------------------------------------
International Steel Group, Inc.,
6.50% Sr. Nts., 4/15/14                                  300,000         323,250
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                      300,000         345,000
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts.,
4/1/14                                                 1,364,000       1,691,360
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75%
Sr. Sec. Nts., 6/1/12                                    800,000         904,000


            15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 4,5           $   1,000,000   $     887,500
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875%
Sr. Sec. Nts., 10/15/13                                  900,000       1,030,500
--------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts.,
11/15/10                                                 400,000         420,000
--------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                   740,000         647,500
--------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125%
Sr. Nts., 3/1/10                                         200,000         222,250
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts.,
7/15/09                                                1,300,000       1,452,750
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%
Sr. Unsec. Nts., Series B, 3/15/13                     1,000,000       1,087,500
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts.,
3/15/09                                                  400,000         440,000
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts.,
2/15/12 1                                                400,000         459,000
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                  505,000         578,225
10.75% Sr. Nts., 8/1/08                                  389,000         459,993
                                                                   -------------
                                                                      16,344,948

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.0%
Abitibi-Consolidated, Inc., 8.55% Nts.,
8/1/10                                                   300,000         326,625
--------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts.,
6/15/11                                                  600,000         649,500
--------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                  350,000         381,500
--------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                        2,000,000       2,250,000
8.125% Sr. Unsec. Nts., 5/15/11                        2,200,000       2,541,000
9.375% Sr. Unsec. Nts., 2/1/13                         1,600,000       1,872,000
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625%
Sr. Unsec. Nts., 11/15/07 1,4,5                          300,000         136,500
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%
Sr. Unsec. Nts., 3/1/14                                  600,000         628,500
--------------------------------------------------------------------------------
Riverside Forest Products Ltd., 7.875%
Sr. Unsec. Sub. Nts., 3/1/14                             600,000         663,000
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 8.75% Sr. Sec. Nts.,
11/15/13 3                                             1,557,000       1,557,000
--------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                  700,000         680,750
8.50% Sr. Unsec. Nts., 2/1/11                             57,000          57,570
--------------------------------------------------------------------------------
Western Forest Products, Inc., 15%
Sec. Nts., 7/28/09 3,7                                   417,000         472,253
                                                                   -------------
                                                                      12,216,198


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12 3                 $     500,000   $     513,750
9.375% Sr. Nts., 2/1/09 9                                161,000         171,063
--------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13                                1,400,000       1,417,500
9% Sr. Unsec. Unsub. Nts., 8/15/31                       600,000         688,500
9.25% Sr. Nts., 5/15/11                                  800,000         940,000
--------------------------------------------------------------------------------
Crown Castle International Corp.,
7.50% Sr. Nts., 12/1/13                                  900,000         972,000
--------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 2                       2,729,000       2,800,636
7.688% Sr. Unsec. Nts., 5/1/09 2                       1,000,000       1,037,500
--------------------------------------------------------------------------------
PSINet, Inc., 11% Sr. Nts., 8/1/09 1,4,5                 886,049          13,291
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90%
Unsec. Nts., 8/15/10                                   1,657,000       1,681,855
--------------------------------------------------------------------------------
Qwest Communications International,
Inc., 7.25% Sr. Nts., 2/15/11 3                          600,000         618,000
--------------------------------------------------------------------------------
Qwest Corp.:
6.875% Unsec. Debs., 9/15/33                           1,000,000         925,000
9.125% Nts., 3/15/12 3                                 2,500,000       2,900,000
--------------------------------------------------------------------------------
Qwest Services Corp.:
14% Nts., 12/15/10 2,3                                 4,800,000       5,796,000
14.50% Nts., 12/15/14 3                                1,700,000       2,159,000
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,4,5           400,000              --
--------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner
Telecom, Inc., 9.75% Sr. Nts., 7/15/08                   100,000         101,750
--------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75%
Sr. Nts., 4/15/10 1,4,5                                1,000,000              --
                                                                   -------------
                                                                      22,735,845

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                1,000,000       1,097,500
11% Sr. Unsec. Nts., 7/31/10                              57,000          67,403
12.50% Sr. Unsec. Nts., 2/1/11                           100,000         113,500
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts.,
Series B, 8/1/11                                         200,000         172,500
--------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts.,
5/1/12                                                 1,650,000       1,740,750
--------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25%
Sr. Sub. Disc. Nts., 8/1/08 8                          1,400,000       1,053,500
--------------------------------------------------------------------------------
AT&T Corp., 9.05% Sr. Unsec. Nts.,
11/15/11 2                                             3,250,000       3,757,813
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec.
Disc. Nts., 10/1/07 1,4,5                              1,834,000              --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                              1,700,000       1,916,750


            16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Crown Castle International Corp.,
10.75% Sr. Nts., 8/1/11                            $   2,050,000   $   2,234,500
--------------------------------------------------------------------------------
Dobson Cellular Systems, 8.375%
Sec. Nts., 11/1/11 3                                     270,000         280,125
--------------------------------------------------------------------------------
Dobson Communications Corp.,
8.875% Sr. Nts., 10/1/13                                 507,000         358,703
--------------------------------------------------------------------------------
IWO Escrow Co., Sr. Sec. Nts.,
1/15/12 2,3,9                                            220,000         222,750
--------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., 8/1/15                                6,490,000       7,171,450
--------------------------------------------------------------------------------
Nextel Partners, Inc.:
8.125% Sr. Nts., 7/1/11                                  700,000         780,500
12.50% Sr. Nts., 11/15/09                              1,162,000       1,321,775
--------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.:
6.375% Sec. Nts., 3/1/14                               2,400,000       2,388,000
7.50% Sr. Sec. Nts., 3/15/15 3                           900,000         954,000
8% Sr. Sub. Nts., 12/15/12 3                             800,000         850,000
--------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                             775,000         823,438
9.75% Sr. Sub. Nts., 1/15/10                             457,000         415,870
9.875% Sr. Nts., 2/1/10                                1,100,000       1,124,750
--------------------------------------------------------------------------------
SBA Communications Corp., 8.50%
Sr. Nts., 12/1/12 3                                    1,150,000       1,178,750
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 6                             2,357,000       1,997,558
--------------------------------------------------------------------------------
Triton PCS, Inc., 8.50%
Sr. Unsec. Nts., 6/1/13                                1,300,000       1,261,000
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875%
Sr. Nts., 3/1/11                                       1,100,000       1,240,250
--------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts.,
6/15/12                                                  500,000         566,250
--------------------------------------------------------------------------------
Western Wireless Corp., 9.25%
Sr. Unsec. Nts., 7/15/13                               1,057,000       1,154,773
                                                                   -------------
                                                                      36,244,158

--------------------------------------------------------------------------------
UTILITIES--6.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
AES Corp. (The), 8.75% Sr. Sec. Nts.,
5/15/13 3                                              1,150,000       1,312,438
--------------------------------------------------------------------------------
Allegheny Energy, Inc., 7.75% Nts.,
8/1/05                                                   300,000         305,625
--------------------------------------------------------------------------------
Caithness Coso Funding Corp.,
9.05% Sr. Sec. Nts., Series B, 12/15/09                  366,797         405,311
--------------------------------------------------------------------------------
Calpine Corp., 7.625% Sr. Nts., 4/15/06                  360,000         355,500
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10                             1,600,000       1,786,640
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                  357,000         381,990
7.75% Sr. Nts., 8/1/10                                   400,000         439,500
9.875% Sr. Unsec. Nts., 10/15/07                       1,400,000       1,571,500


                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
CMS Energy X-TRAS Pass-Through
Trust I, 7% Sr. Unsec. Pass-Through
Certificates, 1/15/05                              $     500,000   $     500,000
--------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11 1                   882,000         935,834
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%
Sr. Sec. Nts., 5/1/34                                  3,600,000       4,104,000
--------------------------------------------------------------------------------
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11 4,5                        200,000         212,500
--------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc., 7.375%
Sr. Sec. Nts., Series B, 9/1/10                          700,000         738,500
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc., 8.50%
Sr. Sec. Nts., 9/1/10                                    400,000         440,000
--------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts.,
12/15/13 3                                             2,500,000       2,737,500
--------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts.,
12/15/14                                                 900,000         898,875
--------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                           1,657,000       1,855,840
9.50% Sr. Sec. Nts., 7/15/13                           1,600,000       1,826,000
--------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub.
Nts., 5/1/11                                           2,000,000       2,200,000
--------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts.,
12/15/14 3                                             1,100,000       1,142,625
                                                                   -------------
                                                                      24,150,178

--------------------------------------------------------------------------------
GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp., 8.875% Sr. Unsec. Nts.,
Series B, 5/20/11 10                                   1,400,000       1,533,000
--------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts.,
5/15/08                                                  400,000         430,109
                                                                   -------------
                                                                       1,963,109

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.9%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19               1,031,898       1,163,465
9.20% Sr. Sec. Bonds, Series B, 11/30/29                 500,000         563,750
--------------------------------------------------------------------------------
Consumers Energy Co.:
6.25% Nts., 9/15/06                                      300,000         313,344
6.375% Sr. Sec. Nts., 2/1/08                             450,000         481,506
7.375% Nts., 9/15/23                                     350,000         362,054
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                  3,340,000       3,231,450
8.75% Sr. Nts., 2/15/12                                1,857,000       1,954,493
10.125% Sr. Sec. Nts., 7/15/13 3                       1,850,000       2,127,500
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625%
Sec. Pass-Through Certificates,
Series A, 6/30/12                                        797,235         885,429


            17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER Continued
NorthWestern Corp., 5.875%
Sr. Sec. Nts., 11/1/14 3                           $     580,000   $     596,223
                                                                   -------------
                                                                      11,679,214

--------------------------------------------------------------------------------
WATER UTILITIES--0.1%
National Waterworks, Inc., 10.50%
Sr. Unsec. Sub. Nts., Series B, 12/1/12                  300,000         339,000
                                                                   -------------
Total Corporate Bonds and Notes
(Cost $450,525,393)                                                  478,080,198

                                                          SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,5,7                              13,764              --
--------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv.,
Series F (converts into Dobson
Communications Corp., Cl. A common
stock), Non-Vtg. 3                                           800          56,071
--------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 1,5,7                               498              50
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,5                       8,000         698,000
--------------------------------------------------------------------------------
ICG Holdings, Inc.,
14.25% Exchangeable, Non-Vtg. 1,5,7                          342              --
--------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 5                     3,258          11,875
--------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 1,5,7                                  22,013          44,026
--------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,7                                                  92         678,500
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,5,7                                                --             561
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                       22              75
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 1,5,7                                   1,177         915,118
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 1                                  10,000       1,517,500
                                                                   -------------
Total Preferred Stocks (Cost $4,490,451)                               3,921,776

--------------------------------------------------------------------------------
COMMON STOCKS--1.6%
--------------------------------------------------------------------------------
AboveNet, Inc. 5                                             159           5,088
--------------------------------------------------------------------------------
Broadwing Corp.                                              460           4,191
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5                         2,645              --
--------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 5                                      8,360         384,644
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                  100,909       1,664,999
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 5                        20,660          44,419
--------------------------------------------------------------------------------
Crunch Equity Holdings, Cl. A 1,5                            301         390,333
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 5                      43,391          74,633


                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS Continued
Globix Corp. 5                                            11,467   $      41,281
--------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,5                                  56              --
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,5                         20,000              --
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 5                                           42,107          21,475
--------------------------------------------------------------------------------
iPCS, Inc. 5                                               9,973         304,177
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 5                        1,913          51,651
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 5                           9,965         340,404
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                  1,039          39,118
--------------------------------------------------------------------------------
MCI, Inc.                                                  1,629          32,841
--------------------------------------------------------------------------------
NTL, Inc. 5                                               18,902       1,379,090
--------------------------------------------------------------------------------
Orbital Sciences Corp. 5                                   2,235          26,440
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 5                                      20,688         429,276
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 5                              24,040         456,760
--------------------------------------------------------------------------------
Prandium, Inc. 1,5                                        62,829             691
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,5                                 396          14,751
--------------------------------------------------------------------------------
Telewest Global, Inc. 5                                   96,326       1,693,411
--------------------------------------------------------------------------------
Telus Corp.                                                1,079          31,183
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,5                                   7,500          44,625
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 5                           143,824       1,389,340
--------------------------------------------------------------------------------
Viatel Holding Ltd. (Bermuda) 1,5                          2,701           3,241
--------------------------------------------------------------------------------
Western Forest Products, Inc. 5                           85,047         472,030
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 20,000         325,800
--------------------------------------------------------------------------------
WRC Media Corp. 1,5                                        1,353              27
--------------------------------------------------------------------------------
XO Communications, Inc. 5                                  2,646           8,044
                                                                   -------------
Total Common Stocks (Cost $8,602,957)                                  9,673,963

                                                           UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
--------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 3,5                                            1,400         322,700
--------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 1,5                      500               4
--------------------------------------------------------------------------------
Citigroup, Inc. Litigation Wts.,
Exp. 12/31/50 5                                           15,626          22,189
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,5                        600               6
--------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 1,5                                            750              --
--------------------------------------------------------------------------------
Covergent Communications, Inc. Wts.,
Exp. 4/1/08 1,5                                            2,000              20
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 1,5                                           1,750              --
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,5                   1,500              --
--------------------------------------------------------------------------------
e.spire Communications, Inc. Wts.,
Exp. 11/1/05 1,5                                             475               5
--------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10 1,5                   1,300              --


            18 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                           VALUE
                                                           UNITS      SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------
Huntsman Co. LLC Wts.,
Exp. 5/15/11 1,5                                           1,000   $     470,500
--------------------------------------------------------------------------------
ICG Communications, Inc. Wts.,
Exp. 9/15/05 1,5                                           5,940              59
--------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 1,5                                          10,561              53
Exp. 5/16/06 1,5                                              16              --
--------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,5                                           5,148              --
--------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07 1,5                         765              --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,5                            750               8
--------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts.,
Exp. 4/15/10 1,5                                             550               6
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts.,
Exp. 4/13/08 1,5                                             800              --
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts.,
Exp. 1/15/07 1,5                                             800               8
--------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 5                       7,220           1,516
--------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts.,
Exp. 7/15/05 1,5                                           1,500              15
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,5                        1,000              10
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 5                20,000           4,000
--------------------------------------------------------------------------------
Protection One, Inc. Wts., Exp. 6/30/05 1,5                1,600              --
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1,5                                            647           3,017
--------------------------------------------------------------------------------
Transocean, Inc. Wts., Exp. 5/1/09 3,5                     1,000         453,125
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts.,
Exp. 1/16/10 5                                             5,300           3,578
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts.,
Exp. 1/16/10 5                                             3,975           1,908
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 5                                             3,975           1,550
                                                                   -------------
Total Rights, Warrants and Certificates
(Cost $256,478)                                                        1,284,277

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--7.9%
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), High
Yield Index Linked Nts., 0%, 5/8/05 8              $   6,000,000       6,128,400
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates:
Series 3-1, 7.75%, 12/29/09 3,11                      11,000,000      11,323,125
Series 3-3, 8%, 12/29/09 3,11                         17,400,000      17,867,625
Series 3-4, 10.50%, 12/29/09 3,11                     11,500,000      11,765,938

                                                       PRINCIPAL           VALUE
                                                          AMOUNT      SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
High Yield Targeted Return Index
Securities, Series 2004-1,
8.218%, 8/1/15 1,10,11                             $     953,488   $   1,063,481
                                                                   -------------
Total Structured Notes (Cost $46,981,804)                             48,148,569

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.6%
--------------------------------------------------------------------------------
Undivided interest of 4.07% in joint repurchase
agreement (Principal Amount/Value
$1,443,703,000, with a maturity value of
$1,443,962,867) with UBS Warburg LLC, 2.16%,
dated 12/31/04, to be repurchased at $58,766,576
on 1/3/05, collateralized by Federal National
Mortgage Assn., 5%--6%, 4/1/34--10/1/34, with a
value of $1,474,609,071 (Cost $58,756,000)            58,756,000      58,756,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $571,908,681)                                         98.2%    602,175,363
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              1.8      11,242,358
                                                   -----------------------------
NET ASSETS                                                 100.0%  $ 613,417,721
                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

EUR   EURO

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2004 was $23,784,798, which represents 3.88% of the Fund's net assets, of which $691 is considered restricted. See Note 8 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $132,039,023 or 21.53% of the Fund's net assets as of December 31, 2004.

4. Issue is in default. See Note 1 of Notes to Financial Statements.

5. Non-income producing security.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. When-issued security or forward commitment to be delivered and settled after December 31, 2004. See Note 1 of Notes to Financial Statements.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $363,592. See Note 6 of Notes to Financial Statements.

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2004
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $571,908,681)--see accompanying statement of investments                     $ 602,175,363
-----------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         1,323,413
-----------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $5,025)                                                                           5,025
-----------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                   9,052,296
Shares of beneficial interest sold                                                                           1,245,171
Investments sold                                                                                               225,785
Other                                                                                                            8,576
                                                                                                         --------------
Total assets                                                                                               614,035,629

-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                       90,514
-----------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                                             220,000
Shares of beneficial interest redeemed                                                                         153,752
Distribution and service plan fees                                                                              77,618
Shareholder communications                                                                                      26,663
Trustees' compensation                                                                                          12,530
Futures margins                                                                                                  5,000
Transfer and shareholder servicing agent fees                                                                    1,733
Other                                                                                                           30,098
                                                                                                         --------------
Total liabilities                                                                                              617,908

-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $ 613,417,721
                                                                                                         ==============

-----------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                               $      69,751
-----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                 656,159,098
-----------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                           37,454,171
-----------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                            (110,525,544)
-----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
 foreign currencies                                                                                         30,260,245
                                                                                                         --------------
NET ASSETS                                                                                               $ 613,417,721
                                                                                                         ==============

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Non-Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $479,405,199 and 54,454,794 shares of beneficial interest outstanding)           $        8.80
-----------------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $134,012,522 and 15,296,009 shares of beneficial interest outstanding)           $        8.76

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            20 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2004
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $617)                       $ 43,139,671
---------------------------------------------------------------------------------------
Portfolio lending fees                                                           6,683
                                                                          -------------
Total investment income                                                     43,146,354

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              4,058,869
---------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                             253,266
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              10,157
Service shares                                                                  10,042
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              52,908
Service shares                                                                  12,135
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     19,333
---------------------------------------------------------------------------------------
Trustees' compensation                                                          16,825
---------------------------------------------------------------------------------------
Other                                                                           56,941
                                                                          -------------
Total expenses                                                               4,490,476
Less reduction to custodian expenses                                           (14,793)
                                                                          -------------
Net expenses                                                                 4,475,683

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       38,670,671

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   (613,058)
Closing of futures contracts                                                    64,322
Foreign currency transactions                                                  327,659
Swap contracts                                                                (461,773)
                                                                          -------------
Net realized loss                                                             (682,850)
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                 10,248,803
Translation of assets and liabilities denominated in foreign currencies         45,315
Futures contracts                                                               76,370
Swap contracts                                                                 (90,514)
                                                                          -------------
Net change in unrealized appreciation                                       10,279,974

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 48,267,795
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            21 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                               2004           2003
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $ 38,670,671   $ 36,198,271
--------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                                 (682,850)    (3,373,657)
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                            10,279,974     60,265,270
                                                                                              ----------------------------
Net increase in net assets resulting from operations                                            48,267,795     93,089,884

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                             (29,416,204)   (26,819,814)
Service shares                                                                                  (5,469,874)    (1,672,018)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                             (10,547,360)    76,658,765
Service shares                                                                                  54,117,983     51,833,851

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                  56,952,340    193,090,668
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                            556,465,381    363,374,713
                                                                                              ----------------------------
End of period (including accumulated net investment income of $37,454,171 and
$33,660,739, respectively)                                                                    $613,417,721   $556,465,381
                                                                                              ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            22 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $        8.61     $      7.51     $      8.54     $      9.27     $     10.72
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .58 1           .60             .58             .84            1.00
Net realized and unrealized gain (loss)                     .15            1.09            (.76)           (.62)          (1.36)
                                                  --------------------------------------------------------------------------------
Total from investment operations                            .73            1.69            (.18)            .22            (.36)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.54)           (.59)           (.85)           (.95)          (1.09)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        8.80     $      8.61     $      7.51     $      8.54     $      9.27
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         8.97%          23.96%          (2.40)%          1.97%          (3.74)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     479,405     $   480,112     $   345,670     $   344,788     $   333,533
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     460,877     $   396,858     $   335,894     $   347,723     $   329,260
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      6.91%           8.31%           8.29%           9.94%          10.47%
Total expenses                                             0.75% 4         0.76% 4         0.77% 4         0.79% 4         0.79% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      51%             48%             75%             46%             31%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            23 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,                   2004             2003             2002             2001 1
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       8.58     $       7.49     $       8.54       $       8.40
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .56 2            .61              .88                .20
Net realized and unrealized gain (loss)                    .15             1.06            (1.08)              (.06)
                                                  --------------------------------------------------------------------
Total from investment operations                           .71             1.67             (.20)               .14
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.53)            (.58)            (.85)                --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $       8.76     $       8.58     $       7.49       $       8.54
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        8.73%           23.79%           (2.67)%             1.67%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    134,013     $     76,354     $     17,705       $          3
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    101,464     $     41,246     $      5,602       $          2
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     6.63%            7.84%            8.91%             12.51%
Total expenses                                            1.01% 5          1.04% 5          1.02% 5,6          0.96% 5
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     51%              48%              75%                46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            24 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed-income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2004, the market value of these securities comprised 7.9% of the Fund's net assets and resulted in unrealized cumulative gains of $1,166,765.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward


            25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2004, the Fund had purchased $220,000 of securities on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2004, securities with an aggregate market value of $6,822,262, representing 1.11% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


            26 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
 UNDISTRIBUTED     UNDISTRIBUTED             ACCUMULATED      OTHER INVESTMENTS
 NET INVESTMENT        LONG-TERM                    LOSS     FOR FEDERAL INCOME
 INCOME                     GAIN    CARRYFORWARD 1,2,3,4           TAX PURPOSES
 ------------------------------------------------------------------------------
 $37,883,370                 $--            $108,492,664            $28,050,771

1. As of December 31, 2004, the Fund had $107,323,569 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2004, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          -------------------------
                          2006        $   3,401,577
                          2007            4,933,260
                          2008           11,572,833
                          2009           22,696,701
                          2010           56,061,391
                          2011            8,529,303
                          2012              128,504
                                      -------------
                          Total       $ 107,323,569
                                      =============

2. As of December 31, 2004, the Fund had $1,169,095 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

      INCREASE TO                         INCREASE TO
      ACCUMULATED                     ACCUMULATED NET
      NET INVESTMENT                    REALIZED LOSS
      INCOME                           ON INVESTMENTS
      -----------------------------------------------
      $8,839                                   $8,839

The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 was as follows:

                                         YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 2004       DECEMBER 31, 2003
   ------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                      $34,886,078             $28,491,832

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $  573,928,234
            Federal tax cost of other investments         6,176,172
                                                     ---------------
            Total federal tax cost                   $  580,104,406
                                                     ===============

            Gross unrealized appreciation            $   42,282,791
            Gross unrealized depreciation               (14,232,020)
                                                     ---------------
            Net unrealized appreciation              $   28,050,771
                                                     ===============


            27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     YEAR ENDED DECEMBER 31, 2004       YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 23,243,919     $ 196,620,675       28,774,062     $ 229,684,313
Dividends and/or distributions reinvested             3,591,722        29,416,204        3,719,807        26,819,814
Redeemed                                            (28,128,136)     (236,584,239)     (22,801,608)     (179,845,362)
                                                   ------------------------------------------------------------------
Net increase (decrease)                              (1,292,495)    $ (10,547,360)       9,692,261     $  76,658,765
                                                   ==================================================================


            28 | OPPENHEIMER HIGH INCOME FUND/VA

                                                     YEAR ENDED DECEMBER 31, 2004       YEAR ENDED DECEMBER 31, 2003
                                                         SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                 12,247,468     $ 103,415,502       13,073,333     $ 104,602,083
Dividends and/or distributions reinvested               669,507         5,469,874          232,224         1,672,018
Redeemed                                             (6,517,361)      (54,767,393)      (6,772,325)      (54,440,250)
                                                   ------------------------------------------------------------------
Net increase                                          6,399,614     $  54,117,983        6,533,232     $  51,833,851
                                                   ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2004, were $314,901,839 and $240,904,813, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2004, the Fund paid $20,130 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


            29 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2004, the Fund had outstanding futures contracts as follows:

                                    EXPIRATION    NUMBER OF     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                      DATE    CONTRACTS   DECEMBER 31, 2004   APPRECIATION
----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index            3/17/05           20          $6,068,500        $82,250

--------------------------------------------------------------------------------
7. INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount


            30 | OPPENHEIMER HIGH INCOME FUND/VA
is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                           FIXED RATE    FLOATING RATE
                                              PAID BY      RECEIVED BY
                             NOTIONAL     THE FUND AT      THE FUND AT       FLOATING   TERMINATION      UNREALIZED
SWAP COUNTERPARTY              AMOUNT   DEC. 31, 2004    DEC. 31, 2004     RATE INDEX          DATE    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
                                                                          Three-Month
Deutshe Bank AG           $20,000,000           4.11%            2.41%     LIBOR flat       12/2/09         $90,514

Index abbreviation is as follows:
LIBOR London-Interbank Offered Rate

--------------------------------------------------------------------------------
8. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                       Acquisition                    Valuation as of       Unrealized
Security                     Dates         Cost     December 31, 2004     Depreciation
--------------------------------------------------------------------------------------
Prandium, Inc.     3/19/99-7/19/02     $738,000                  $691         $737,309

--------------------------------------------------------------------------------
9. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of December 31, 2004, the Fund had no securities on loan.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 31 present and former Directors or Trustees and 9 present and former officers of the funds. This complaint, filed in the U.S. District Court for the Southern District of New York on January 10, 2005,

            31 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. LITIGATION Continued

consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability, and they have retained legal counsel to defend such suits. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            32 | OPPENHEIMER HIGH INCOME FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH INCOME FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. Additionally, an audit includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 11, 2005


            33 | OPPENHEIMER HIGH INCOME FUND/VA

FEDERAL INCOME TAX INFORMATION   Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.5417 and $0.5308 per share were paid to Non-service and Service shareholders, respectively, on March 15, 2004, all of which was designated as ordinary income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            34 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
FUND, LENGTH OF SERVICE, AGE    TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                        80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of        Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
Trustees (since 2003) and       Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman
Trustee (since 1999)            of the following private companies: Great Frontier Insurance (insurance agency) (since
Age: 67                         1995), Ambassador Media Corporation and Broadway Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and International Family Entertainment
                                (television channel) (1992-1997), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a
                                U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1993)            private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc.
                                (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards
                                Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999);
                                and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                                Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly Assistant Secretary and a director (December 1991-April 1999) of Centennial
Trustee (since 1999)            Asset Management Corporation; President, Treasurer and a director (June 1989-April 1999)
Age: 68                         of Centennial Capital Corporation; Chief Executive Officer and a director of MultiSource
                                Services, Inc. (March 1996-April 1999). Until April 1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)            Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its subsidiaries (a
Age: 66                         privately held biotech company); a partner (July 1974-June 1999) with
                                PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-June 1998) of
                                Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees 38
                                portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)            foundation); a director (since 1997) of Putnam Lovell Finance (finance company); a
Age: 63                         director (since June 2002) of UNUMProvident (an insurance company). Formerly a director
                                (October 1999-October 2003) of P.R. Pharmaceuticals (a privately held company); Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of the Manager; President, Chief Executive Officer and a director (until
                                October 1995) of Oppenheimer Acquisition Corp., Shareholders Services Inc. and
                                Shareholder Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly
Trustee (since 1996)            (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated
Age: 64                         companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey International Studies (an educational organization) (since February
Trustee (since 2002)            2000); a director of The California Endowment (a philanthropic organization) (since
Age: 58                         April 2002) and of Community Hospital of Monterey Peninsula (educational organization)
                                (since February 2002); a director of America Funds Emerging Markets Growth Fund (since
                                October 1991) (an investment company); an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the
                                Rockefeller Foundation and of the University of Michigan. Formerly, Trustee of
                                MassMutual Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services (April 1987-May
                                2004) (investment companies); member of the investment committee (2000-2003) of Hartford
                                Hospital; an advisor (2000-2003) to Unilever (Holland)'s pension fund; and President
                                (February 1991-April 2000) of ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.


            35 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ROBERT J. MALONE,               Chairman, Chief Executive Officer and Director of Steele Street State Bank (a commercial
Trustee (since 2002)            banking entity) (since August 2003); director of Colorado UpLIFT (a non-profit
Age: 60                         organization) (since 1986); trustee (since 2000) of the Gallagher Family Foundation
                                (non-profit organization). Formerly, Chairman of U.S. Bank-Colorado (a subsidiary of
                                U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999), a director of: Commercial Assets, Inc. (a REIT) (1993-2000), Jones Knowledge, Inc. (a privately held company) (2001-July 2004) and U.S. Exploration, Inc. (oil and gas exploration)
                                (1997-February 2004). Oversees 37 portfolios in the Oppenheimer Funds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Institutional Funds (since 1996) and MML Series Investment Fund
Trustee (since 2000)            (since 1987) (both open-end investment companies) and the Springfield Library and Museum
Age: 62                         Association (since 1995) (museums) and the Community Music School of Springfield (music school) (since 1996); Trustee (since 1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since 1994) for the Worcester Polytech Institute
                                (private university); and President and Treasurer (since January 1999) of the SIS Fund
                                (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998-2003); Chairman (January
                                1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank); and
                                Executive Vice President (January 1999-July 1999) of Peoples Heritage Financial Group,
                                Inc. (commercial bank). Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                     STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director (since June 2001) and President (since
President and Trustee           September 2000) of the Manager; President and a director or trustee of other Oppenheimer
(since 2001)                    funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. (the
Age: 55                         Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of
                                OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                Services, Inc. (transfer agent subsidiaries of the Manager); President and a director
                                (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                President (since February 1997) of Massachusetts Mutual Life Insurance Company (the
                                Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation
                                (a holding company that owns the shares of Babson Capital Management LLC); a member of the Investment Company Institute's Board of Governors (elected to serve from October 3,
                                2003 through September 30, 2006). Formerly, Chief Operating Officer (September 2000-June
                                2001) of the Manager; President and trustee (November 1999- November 2001) of MML Series
                                Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                Executive Officer and director (September 1999-August 2000) of MML Bay State Life
                                Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 62 portfolios as Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.


            36 | OPPENHEIMER HIGH INCOME FUND/VA

------------------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. KOURKOULAKOS
                                AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                RESIGNATION, DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,         Vice President of the Manager since December 2001; an officer of 3 portfolios in the
Vice President and Portfolio    OppenheimerFunds complex; formerly a High Yield Analyst (1998-2001) and a Securities
Manager (since 2002)            Analyst (1995-1998) of the Manager.
Age: 38

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 1999)          HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                         Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                                Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments,
                                Inc. (since March 2000), of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                (since May 2000), of OFI Institutional Asset Management, Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado non-profit corporation) (since June
                                2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                (April 2000-June 2003); Principal and Chief Operating Officer (March 1995-March 1999) at
                                Bankers Trust Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since February 2002)
Vice President and              of the Manager; General Counsel and a director (since November 2001) of the Distributor;
Secretary (since 2001)          General Counsel (since November 2001) of Centennial Asset Management Corporation; Senior
Age: 56                         Vice President and General Counsel (since November 2001) of HarbourView Asset Management
                                Corporation; Secretary and General Counsel (since November 2001) of Oppenheimer
                                Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and a
                                director (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                                (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice President,
                                General Counsel and a director (since November 2001) of Shareholder Financial Services,
                                Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior Vice
                                President and General Counsel (since November 2001) of OFI Institutional Asset
                                Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia) Limited.
                                Formerly Senior Vice President (May 1985-December 2003), Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                Shareholder Financial Services, Inc. (November 1989-November 2001); and OppenheimerFunds
                                International Ltd. (October 1997- November 2001). An officer of 83 portfolios in the
                                OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer (since March 2004) of the Manager;
Vice President and Chief        Vice President (since June 1983) of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer              Management Corporation and Shareholder Services, Inc. Formerly (until February 2004)
(since 2004)                    Vice President and Director of Internal Audit of Oppenheimer Funds, Inc. An officer of
Age: 54                         83 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


            37 | OPPENHEIMER HIGH INCOME FUND/VA

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2004 and $16,500 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $35,859 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: internal control reviews.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,548 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $41,407 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)